Oppenheimer Absolute Return Fund                                     Oppenheimer Main Street Small Cap Fund(R)
Oppenheimer AMT-Free Municipals                                      Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                             Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                            Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                        Oppenheimer Portfolio Series
Oppenheimer Baring Japan Fund                                        Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer California Municipal Fund                                   Allocation Fund
Oppenheimer Capital Appreciation Fund                                Oppenheimer Quest Balanced Fund SM
Oppenheimer Capital Income Fund                                      Oppenheimer Quest International Value Fund, Inc.SM
Oppenheimer Cash Reserves                                            Oppenheimer Quest Opportunity Value Fund SM
Oppenheimer Champion Income Fund                                     Oppenheimer Real Estate Fund
Oppenheimer Commodity Strategy Total Return Fund                     Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Convertible Securities Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Core Bond Fund                                           Oppenheimer Rochester Fund Municipals
Oppenheimer Developing Markets Fund                                  Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Discovery Fund                                           Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Dividend Growth Fund                                     Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Emerging Growth Fund                                     Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Equity Fund, Inc.                                        Oppenheimer Rochester National Municipals
Oppenheimer Equity Income Fund, Inc                                  Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Global Fund                                              Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Opportunities Fund                                Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Value Fund                                        Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                             Oppenheimer Senior Floating Rate
Oppenheimer International Bond Fund                                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund                           Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund                                Oppenheimer Transition 2010 Fund
Oppenheimer International Small Company Fund                         Oppenheimer Transition 2015 Fund
Oppenheimer International Value Fund                                 Oppenheimer Transition 2020 Fund
Oppenheimer Limited Term California Municipal Fund                   Oppenheimer Transition 2025 Fund
Oppenheimer Limited Term Municipal Fund                              Oppenheimer Transition 2030 Fund
Oppenheimer Limited Term New York Municipal Fund                     Oppenheimer Transition 2040 Fund
Oppenheimer Limited-Term Government Fund                             Oppenheimer Transition 2050 Fund
Oppenheimer Main Street Fund(R)                                      Oppenheimer U S Government Trust
Oppenheimer Main Street Opportunity Fund(R)                          Oppenheimer Value Fund

                         Statement of Additional Information Supplement dated July 1, 2008

This supplement amends the Statement of Additional Information of each of the above referenced funds as follows and is in addition to any other supplement(s).

The following disclosure is added to the bulleted list in the sub-section "A. Waivers for Redemptions in Certain
Cases" in Section "III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds" of the
appendix titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers":

o        Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section
         401(a) or 401(k)(excluding owner-only 401(k) plans) of the Internal Revenue Code or that is a non-qualified deferred compensation plan, either (1) purchased after June 30, 2008, or (2)
         beginning on July 1, 2011, held longer than three years.

o        Redemptions by owner-only 401(k) plans of Class B shares purchased after June 30, 2008.

July 1, 2008                                                                                                          PX0000.036